Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of common stock
	Number of shares (in thousands)	Amount
Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Schedule of reconciliation of the number of shares outstanding
	Thousands of shares
	2021	2020
Shares outstanding at beginning of year	463,243	466,141
Repurchase of capital shares, net	(662)	(2,898)
Shares outstanding at yearend	462,581	463,243